SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTED INFORMATION
12.	SEGMENTED INFORMATION

The Company’s business is considered as operating in one segment, being the development of software and hardware for use in digital media kiosks.